Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$755,138.86

Principal:
Principal Collections	$10,372,471.73
Prepayments in Full	$4,342,616.51
Liquidation Proceeds	$53,059.63
Recoveries	$29,613.73
Sub Total	$14,797,761.60
Collections	$15,552,900.46

Purchase Amounts:
Purchase Amounts Related to Principal	$311,889.57
Purchase Amounts Related to Interest	$2,032.49
Sub Total	$313,922.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,866,822.52

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,866,822.52
Servicing Fee	$164,705.36	$164,705.36	$0.00	$0.00	$15,702,117.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,702,117.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,702,117.16
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,702,117.16
Interest - Class A-4 Notes	$53,552.19	$53,552.19	$0.00	$0.00	$15,648,564.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,648,564.97
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$15,598,452.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,598,452.89
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$15,553,991.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,553,991.81
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$15,490,062.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,490,062.56
Regular Principal Payment	$14,659,669.49	$14,659,669.49	$0.00	$0.00	$830,393.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$830,393.07
Residual Released to Depositor	$0.00	$830,393.07	$0.00	$0.00	$0.00
Total		$15,866,822.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,659,669.49
Total					$14,659,669.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,659,669.49	$110.02	$53,552.19	$0.40	$14,713,221.68	$110.42
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$14,659,669.49	$9.11	$212,054.60	$0.13	$14,871,724.09	$9.24

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$81,345,093.55	0.6104697	$66,685,424.06	0.5004535
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$191,835,093.55	0.1191493	$177,175,424.06	0.1100441

Pool Information
Weighted Average APR	4.524%	4.545%
Weighted Average Remaining Term	22.68	21.97
Number of Receivables Outstanding	23,015	22,101
Pool Balance	$197,646,427.16	$182,431,575.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$191,835,093.55	$177,175,424.06
Pool Factor	0.1205356	0.1112568

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$5,256,151.20
Targeted Overcollateralization Amount	$5,256,151.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,256,151.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$147,056.79
(Recoveries)		150	$29,613.73
Net Loss for Current Collection Period			$117,443.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7130%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4561%
Second Preceding Collection Period			0.8255%
Preceding Collection Period			0.3713%
Current Collection Period			0.7416%
Four Month Average (Current and Preceding Three Collection Periods)			0.5986%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,612	$13,110,879.67
(Cumulative Recoveries)			$2,334,638.64
Cumulative Net Loss for All Collection Periods			$10,776,241.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6572%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,336.22
Average Net Loss for Receivables that have experienced a Realized Loss			$1,920.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.61%	540	$6,591,669.77
61-90 Days Delinquent	0.44%	64	$794,636.38
91-120 Days Delinquent	0.05%	7	$96,473.70
Over 120 Days Delinquent	0.69%	80	$1,265,603.24
Total Delinquent Receivables	4.80%	691	$8,748,383.09

Repossession Inventory:
Repossessed in the Current Collection Period		14	$208,396.06
Total Repossessed Inventory		19	$312,479.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5078%
Preceding Collection Period			0.6995%
Current Collection Period			0.6832%
Three Month Average			0.6302%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde/
Assistant Treasurer